Gratuity and other post-employment benefit plans - Summary of Employee Benefit Expense (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net employees benefit expense recognised in employee cost
Net benefit expense	₨ 15	₨ 13	₨ 13
Contribution to provident fund and other fund charged to statement of profit or loss (inclusive of amount capitalised in different projects)	50	37	41
Defined Benefit Gratuity Plan [Member]
Net employees benefit expense recognised in employee cost
Current service cost	31	25	25
Interest cost on benefit obligation	7	6	5
Net benefit expense	38	31	30
Net (expense) / income recognised in OCI	(8)	(13)	14
Defined Contribution Plan [Member]
Net employees benefit expense recognised in employee cost
Contribution to provident fund and other fund charged to statement of profit or loss (inclusive of amount capitalised in different projects)	₨ 108	₨ 89	₨ 70